RELATED-PARTY TRANSACTIONS (Details) (USD $)			3 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2013 General partner	Mar. 31, 2013 Equipower	Mar. 31, 2012 Equipower
RELATED-PARTY TRANSACTIONS
General and administrative expense			$ 1,200,000
Receivable from general partner	2,712,000	774,000	2,700,000
Payments to related parties				$ 55,000	$ 44,000